Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Revenue from contracts with customers
Project management fees	25,470,000	33,485,000	6,850,000
Sale of goods	32,716,647	208,647,250	417,451,408
Rendering of information technology system	-	-	18,722,595
	58,186,647	242,132,250	443,024,003

Timing of revenue recognition
Transferred at a point in time	58,186,647	242,132,250	443,024,003